2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basis Of Presentation And Summary Of Significant Accounting Policies Details Narrative
Restricted cash	$ 1,244	$ 160
Advertising expenses	$ 107	$ 21	$ 16
Incremental shares - options, dilutive effect	265,330	223,459	73,479